Warrants - Black-Scholes-Merton Option Pricing Model (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Common Stock Warrant and Purchase Option
Class Of Warrant Or Right [Line Items]
Fair market value		$ 147.60
Exercise price		$ 76.20
Risk free rate		1.83%
Dividend Yield		0.00%
Expected volatility		107.49%
Probability of price reset		100.00%
Contractual Term		5 years
Common Stock Warrant and Purchase Option | Minimum
Class Of Warrant Or Right [Line Items]
Fair market value	$ 6.00
Exercise price	$ 12.00
Risk free rate	0.02%
Expected volatility	135.00%
Contractual Term	7 days
Common Stock Warrant and Purchase Option | Maximum
Class Of Warrant Or Right [Line Items]
Fair market value	$ 433.20
Exercise price	$ 660.00
Risk free rate	1.56%
Dividend Yield	0.00%
Expected volatility	203.98%
Contractual Term	5 years 10 months 2 days
Warrant
Class Of Warrant Or Right [Line Items]
Fair market value		$ 296.40
Exercise price		$ 600.00
Risk free rate		0.61%
Dividend Yield		0.00%
Expected volatility		37.23%
Contractual Term		1 year 11 months 19 days